List of subsidiaries (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022	Apr. 05, 2021
List of subsidiaries
Total consideration to acquire studios | $	$ 67,062
Number of legal entities | item	5
Percentage of revenue paid by publishers in form of license fees	97.00%
Flow Research S.L.
List of subsidiaries
Ownership Interest	100.00%	100.00%
NHW Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Percentage of Equity Interest			100.00%
Nexters Global Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Dragon Machines Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Cubic Games Studio Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Nexters Studio Armenia LLC
List of subsidiaries
Ownership Interest	100.00%	100.00%
Nexters Studio Kazakhstan Ltd
List of subsidiaries
Ownership Interest	100.00%	100.00%
Nexters Studio Portugal, Unipessoal LDA
List of subsidiaries
Ownership Interest	100.00%
Nexters Midasian FZ LLC
List of subsidiaries
Ownership Interest	100.00%
Nexters Finance Ltd
List of subsidiaries
Ownership Interest	100.00%
Nexters Lithuania UAB
List of subsidiaries
Ownership Interest	100.00%
GDEV Investments Ltd
List of subsidiaries
Ownership Interest	100.00%